As filed with the Securities and Exchange Commission on May 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period March 31, 2014

Item 1. Schedule of Investments.

Portfolio 21 Global Equity Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (unaudited)

Shares		Value
COMMON STOCKS: 96.7%
Automobiles & Components: 2.3%
59,218	Deere & Co. (United States) #	$5,376,994
130,481	Johnson Controls, Inc. (United States)	6,174,361
		11,551,355
Banks: 5.8%
352,370	DGB Financial Group (South Korea)	5,108,462
450,000	New Resource Bank (United States) (a) (b) ( c)	2,110,500
53,698	SVB Financial Group (United States) (a)	6,915,228
176,650	The Toronto Dominion Bank (Canada) (a)	8,282,017
200,000	Westpac Banking Corp. (Australia)	6,430,549
		28,846,756
Capital Goods: 5.3%
517,254	Ameresco, Inc. (United States) (a)	3,910,440
200,886	Atlas Copco AB - Class A (Sweden)	5,799,319
72,266	Eaton Corp. PLC (Ireland)	5,428,622
60,222	Schneider Electric SA (France)	5,337,283
94,196	Tennant Co. (United States)	6,181,142
		26,656,806
Commercial Services & Supplies: 4.2%
50,185	IHS, Inc. (United States) (a)	6,097,478
155,481	Intertek Group (United Kingdom)	7,982,576
165,609	Waste Management, Inc. (United States)	6,967,171
		21,047,225
Communications Equipment: 2.8%
501,846	Ericsson (Sweden)	6,693,291
95,000	QUALCOMM, Inc. (United States)	7,491,700
		14,184,991
Computers & Peripherals: 2.3%
12,847	Apple, Inc. (United States)	6,895,499
45,000	Stratasys Ltd. (United States) (a) #	4,774,050
		11,669,549
Construction & Engineering: 1.9%
250,923	Quanta Services, Inc. (United States) (a)	9,259,059

Consumer Durables & Supplies: 4.0%
165,738	Koninklijke Philips Electronics NV (Netherlands)	5,830,554
100,000	Nike, Inc. (United States)	7,386,000
600,000	Panasonic Corp. (Japan)	6,823,855
		20,040,409
Diversified Financial Services: 2.3%
281,686	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (United States) #	4,042,194
37,136	IntercontinentalExchange Group, Inc. (United States)	7,346,615
		11,388,809
Electrical Equipment: 1.8%
151,134	Generac Holdings, Inc. (United States)	8,912,372

Food, Beverage & Tobacco: 1.3%
95,240	Danone (France)	6,728,491

Food Manufacturing: 2.3%
300,923	Darling International, Inc. (United States) (a)	6,024,478
849,873	New Britain Palm Oil Ltd. (United Kingdom)	5,594,190
		11,618,668
Food Products: 2.1%
260,600	Sao Martinho SA (Brazil)	3,560,423
572,446	Sunopta, Inc. (Canada) (a)	6,760,587
		10,321,010
Food & Staples Retailing: 1.4%
411,292	Jeronimo Martins, SGPS, SA (Portugal)	6,901,808

Health Care Equipment & Services: 2.6%
95,351	Covidien PLC (Ireland)	7,023,555
450,000	Elekta AB (Sweden)	5,990,611
		13,014,166
Hotels, Restaurants & Leisure: 1.4%
451,661	Compass Group PLC (United Kingdom)	6,896,279

Household & Personal Products: 1.1%
330,292	Natura Cosmeticos SA (Brazil)	5,530,098

Insurance: 3.3%
43,000	Allianz SE (Germany)	7,267,847
175,646	Metlife, Inc. (United States)	9,274,109
		16,541,956
Internet Software & Services: 1.4%
130,481	eBay, Inc. (United States) (a)	7,207,770

Materials: 5.7%
200,000	Novozymes A/S - Class B (Denmark)	8,791,792
50,185	Praxair, Inc. (United States)	6,572,729
230,000	Svenska Cellulosa AB - Class B (Sweden)	6,773,764
118,789	Umicore (Belgium)	6,057,531
		28,195,816
Multiline Retail: 1.0%
694,582	Woolworths Holdings Ltd. (South Africa)	4,833,678

Personal Products: 1.2%
35,000	L'Oreal (France)	5,774,347
129	L'Oreal SA (France)	21,283
		5,795,630
Pharmaceuticals & Biotechnology: 7.7%
380,000	Novo-Nordisk A/S - Class B (Denmark)	17,302,263
46,244	Roche Holdings AG (Switzerland)	13,908,520
65,240	Waters Corp. (United States) (a)	7,072,668
		38,283,451
Real Estate: 3.3%
75,276	Jones Lang Lasalle, Inc. (United States)	8,920,206
30,000	Unibail-Rodamco SE-REIT (France)	7,785,884
		16,706,090

Retailing: 2.8%
121,387	The TJX Companies, Inc. (United States)	7,362,122
90,332	Tractor Supply Co. (United States)	6,380,149
		13,742,271
Semiconductors & Semiconductor Equipment: 4.2%
94,000	First Solar, Inc. (United States) (a)	6,560,260
100,369	IPG Photonics Corp. (United States) (a) #	7,134,229
351,107	Taiwan Semiconductor Manufacturing Company Ltd. SA-ADR (Taiwan) #	7,029,162
		20,723,651
Software & Services: 8.8%
100,425	Adobe Systems, Inc. (United States) (a)	6,601,940
93,296	Ansys, Inc. (United States) (a)	7,185,658
17,000	Google, Inc. (United States) (a)	18,946,670
90,332	SAP AG (Germany)	7,327,375
230,819	Silver Spring Networks, Inc. (United States) (a)	4,011,634
		44,073,277
Telecommunication Services: 3.9%
120,000	KDDI Corp. (Japan)	6,967,801
13,272,800	Safaricom Ltd. (Kenya)	1,902,813
119,595	Verizon Communications, Inc. (United States)	5,689,134
132,120	Vodafone Group PLC (United Kingdom) - ADR	4,863,337
		19,423,085
Transportation: 5.6%
45,166	Canadian Pacific Railway Ltd. (Canada) (a)	6,767,750
105,200	East Japan Railway Co. (Japan)	7,748,774
100,000	Koninnklijke Vopak NV (Netherlands)	5,581,735
95,000	Ryder Systems, Inc. (United States)	7,592,400
		27,690,659
Utilities: 2.9%
225,828	ITC Holdings Corp. (United States)	8,434,676
200,738	Ormat Technologies, Inc. (United States)	6,024,147
		14,458,823
TOTAL COMMON STOCKS
(Cost $347,361,867)		482,244,008

PREFERRED STOCKS: 2.5%
Banks: 1.3%
480,000	Banco Bradesco SA (Brazil)	6,561,600

Materials: 1.2%
5,750,000	Klabin SA (Brazil)	5,955,267
TOTAL PREFERRED STOCKS
(Cost $13,600,728)		12,516,867

SHORT-TERM INVESTMENTS: 2.0%
Money Market Funds: 2.0%
9,952,734	First American Prime Obligations Fund - Class Z, 0.02%^	9,952,734
TOTAL SHOR TERM INVESTMENTS
(Cost $9,952,734)		9,952,734

INVESTMENT PURCHASED WITH\ CASH PROCEEDS FROM SECURITIES LENDING: 2.8%
Money Market Fund: 2.8%
13,844,989	First American Prime Obligations Fund - Class Z, 0.02% ^	13,844,989
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING		13,844,989
(Cost $13,844,989)

TOTAL INVESTMENTS IN SECURITIES: 104.0%
(Cost $384,760,318)		518,558,598
Liabilities in Excess of Other Assets: (4.0)%		(19,995,786)
TOTAL NET ASSETS: 100.0%		$498,562,812

#	This security or a portion of this security was out on loan at March 31, 2014. Total loaned securities had a market value of $13,818,113 at March 31, 2014.
(a)	Non-income producing security.
(b)	A portion of this security is considered illiquid. As of March 31, 2014 the total market value of illiquid securities was $2,110,500 or 0.4% of net assets.
(c)	Affiliated Company as defined by the Investment Company Act of 1940.

	Share Balance December 31, 2013	Purchases	Sales	Share Balance March 31, 2014	Realized Gain (Loss)	Dividend Income	Value March 31, 2014	Acquisition Cost
New Resource Bank	450,000	-	-	450,000	$-	$-	$2,110,500	$1,980,000
Total							$2,110,500	$1,980,000

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
^	Seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 were as follows:

	Cost of investments	$385,364,371
	Gross unrealized appreciation	142,529,512
	Gross unrealized depreciation	(9,335,285)
	Net unrealized appreciation	$133,194,227

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Portfolio 21 Global Equity Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014. See Schedule of Investments for industry breakouts.

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$21,128,271	$24,349,442	-	$45,477,713
Consumer Staples	21,875,587	19,224,488	-	41,100,075
Financials	46,890,869	26,592,742	-	73,483,611
Health Care	14,096,223	45,993,186	-	60,089,409
Industrials	72,667,788	38,280,242	-	110,948,030
Information Technology	83,838,572	14,020,666	-	97,859,238
Materials	6,572,729	12,831,295	-	19,404,024
Telecommunication Services	10,552,471	8,870,614	-	19,423,085
Utilities	14,458,823	-	-	14,458,823
Total Common Stocks	292,081,333	190,162,675	-	482,244,008
Preferred Stock
Financials	6,561,600	-	-	6,561,600
Materials	5,955,267	-	-	5,955,267
Total Preferred Stock	12,516,867	-	-	12,516,867
Short-Term Investment	9,952,734	-	-	9,952,734
Investment Purchased with cash proceeds from securities lending	13,844,989	-	-	13,844,989
Total Investments in Securities	$328,395,923	$190,162,675	-	$518,558,598

No transfers were made into or out of Level 1, Level 2 or Level 3 during the period ended March 31, 2014.
The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Percent
of Total
Country	Net Assets
Australia	1.3%
Belgium	1.2%
Brazil	4.3%
Canada	4.4%
Denmark	5.2%
France	5.1%
Germany	2.9%
Ireland	2.5%
Japan	4.3%
Kenya	0.4%
Netherlands	2.3%
Portugal	1.4%
South Africa	1.0%
South Korea	1.0%
Sweden	5.1%
Switzerland	2.8%
Taiwan	1.4%
United Kingdom	5.1%
United States	52.3%
Liabilities in Excess of Other Assets:	1(4.0)%
100.0%

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President

Date           5/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President

Date           5/23/14

By (Signature and Title)*        /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date           5/27/14
* Print the name and title of each signing officer under his or her signature.